Joint venture transaction (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018
Disclosure of joint ventures [line items]
Total equity investment including cash investment		$ 126,264
Gains (losses) recognised when control of subsidiary is lost		$ (143,261)
Definitive Agreements [Member]
Disclosure of joint ventures [line items]
Intercompany loans receivable contributed in conjunction with closing of JV transaction	$ 454,400
Asanko Gold Ghana Limited [Member]
Disclosure of joint ventures [line items]
Total equity investment including cash investment	$ 100
Asanko Gold Ghana Limited [Member] | Definitive Agreements [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
Exploration of interest in portfolio	90.00%
JV Finco [Member]
Disclosure of joint ventures [line items]
Capitalized into redeemable preference shares	$ 20,000
JV Finco [Member] | Definitive Agreements [Member]
Disclosure of joint ventures [line items]
Capitalized into redeemable preference shares	204,900
Cash as part of equity investment	5,000
Total equity investment including cash investment	254,500
Ghana [Member]
Disclosure of joint ventures [line items]
Gains (losses) recognised when control of subsidiary is lost	$ (143,261)